CONVERTIBLE NOTES - BD 1 Convertible Note - Additional Information (Details)			1 Months Ended	12 Months Ended
	Dec. 18, 2020 USD ($) debt_instrument $ / shares shares	Dec. 09, 2020 shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Aug. 22, 2019 USD ($)	Jan. 01, 2019 USD ($)
Short Term Debt [Line Items]
Interest expense				$ 438,063
Conversion price (in dollars per share) | $ / shares				$ 2.00
Debt conversion, converted instrument, shares issued | shares		872,093,023
B D One Exchange Agreement | B D One Investment Holding L L C
Short Term Debt [Line Items]
Repurchase amount	$ 10,400,000
Debt Instrument Maturity Date	Dec. 18, 2025
Conversion price (in dollars per share) | $ / shares	$ 0.0001
Debt conversion, converted instrument, shares issued | shares	105,000,000,000
St George Secured Convertible Notes | B D1 Investment Holding L L C
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding			$ 2,160,000
Interest expense			417,000
Aggregate principal amount of notes outstanding			2,160,000
Investor 1 Promissory Notes | B D1 Investment Holding L L C
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding			495,000
Interest expense			187,000
Aggregate principal amount of notes outstanding			495,000
Investor 2 Promissory Notes | B D1 Investment Holding L L C
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding			650,000
Interest expense			86,000
Aggregate principal amount of notes outstanding			650,000
October Two Thousand Sixteen Convertible Notes | B D1 Investment Holding L L C
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding			330,000
Interest expense			79,000
Aggregate principal amount of notes outstanding			330,000
2017 St. George Convertible Note | B D1 Investment Holding L L C
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding			618,000
Aggregate principal amount of notes outstanding			618,000
Baybridge Convertible Note
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					$ 829,000
Aggregate principal amount of notes outstanding					$ 829,000
Baybridge Convertible Note | B D1 Investment Holding L L C
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding			941,000
Interest expense			152,000
Aggregate principal amount of notes outstanding			941,000
Bellridge Convertible Note
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding						$ 455,000
Aggregate principal amount of notes outstanding						$ 455,000
Bellridge Convertible Note | B D1 Investment Holding L L C
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding			677,000
Interest expense			121,000
Aggregate principal amount of notes outstanding			677,000
Power Up Convertible Note | B D1 Investment Holding L L C
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding			107,000
Interest expense			16,000
Aggregate principal amount of notes outstanding			107,000
Widjaja Convertible Note | B D1 Investment Holding L L C
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding			330,000
Interest expense			68,000
Aggregate principal amount of notes outstanding			330,000
GS Capital Convertible Note | B D1 Investment Holding L L C
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding			170,000
Interest expense			19,000
Aggregate principal amount of notes outstanding			170,000
Unsecured Convertible Notes | B D One Exchange Agreement | B D One Investment Holding L L C
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding	$ 10,500,000
Aggregate principal amount of notes outstanding	$ 10,500,000
Number of unsecured convertible notes | debt_instrument	2
Debt Instrument Maturity Date	Dec. 18, 2025
Unamortized discount	$ 3,000,000.0
Promissory Note | B D One Exchange Agreement | B D One Investment Holding L L C
Short Term Debt [Line Items]
Repurchase amount	6,300,000		6,300,000
Debt Instrument Accrued Interest	1,300,000		$ 1,300,000
Promissory Note | B D One Exchange Agreement | B D One Investment Holding L L C | Not Designated
Short Term Debt [Line Items]
Default interest penalties related to convertible notes	$ 2,900,000